Sep. 21, 2022
AIM GROWTH SERIES (INVESCO GROWTH SERIES) | Invesco Peak Retirement 2060 Fund
Invesco Peak Retirement™ 2060 Fund
SUPPLEMENT DATED SEPTEMBER 21, 2022 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR:
Invesco Peak Retirement™ 2010 Fund
Invesco Peak Retirement™ 2015 Fund
Invesco Peak Retirement™ 2020 Fund
Invesco Peak Retirement™ 2025 Fund
Invesco Peak Retirement™ 2030 Fund
Invesco Peak Retirement™ 2035 Fund
Invesco Peak Retirement™ 2040 Fund
Invesco Peak Retirement™ 2045 Fund
Invesco Peak Retirement™ 2050 Fund
Invesco Peak Retirement™ 2055 Fund
Invesco Peak Retirement™ 2060 Fund
Invesco Peak Retirement™ 2065 Fund
Invesco Peak Retirement™ Destination Fund
Invesco U.S. Managed Volatility Fund
(each a “Fund” and collectively the “Funds”)
This supplement amends the Summary and Statutory Prospectuses and Statements of Additional Information (“SAIs”) of the above referenced Funds and is in addition to any other supplement(s), unless otherwise specified. You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAIs and retain it for future reference.
On September 20, 2022, the Boards of Trustees of AIM Growth Series (Invesco Growth Series) and AIM Investment Funds (Invesco Investment Funds) (the “Boards”) approved a Plan of Liquidation and Dissolution (the “Plan”), which authorizes the termination, liquidation and dissolution of each Fund. In order to effect such liquidations, each Fund will close to investments by new accounts after the close of business on October 24, 2022. Existing shareholders will continue to be able to invest in their Fund until the close of business on or about January 13, 2023 when no further purchases or exchanges into that Fund will be accepted as their Fund prepares for liquidation on or about January 23, 2023 (the “Liquidation Date”) as described below. Each liquidation may occur sooner if at any time before the Liquidation Date there are no shares outstanding in that Fund. Each liquidation may also be delayed if unforeseen circumstances arise. Shareholders of each Fund may redeem their shares at any time prior to the Liquidation Date. Each Fund reserves the right, in its discretion, to modify the extent to which sales of shares are limited prior to the Liquidation Date.
To prepare for the closing and liquidation of each Fund, each Fund’s portfolio managers may increase that Fund’s assets held in cash and similar instruments in order to pay for Fund expenses and meet redemption requests. As a result, each Fund may deviate from its stated investment strategies and policies and may no longer be managed to meet its investment objective. On or promptly after the Liquidation Date, each Fund will make a liquidating distribution to each remaining shareholder equal to the shareholder’s proportionate interest in the net assets of the Fund, in complete redemption and cancellation of the Fund’s shares held by the shareholder, and the Fund will be dissolved. If necessary, each Fund will declare and pay a dividend to distribute to each of its shareholders all of that Fund’s remaining investment company taxable income, if any, and all of that Fund’s net capital gain, if any (after reduction for any capital loss carry-forward) and any additional amounts necessary to avoid any excise tax. Alternatively, each Fund may, if eligible, treat some or all of such amounts distributed to each of its shareholders as being paid out as dividends as part of the liquidating distributions. Each Fund’s liquidation may be a taxable event to its shareholders. Please consult your tax advisor about the potential tax consequences.
At any time prior to the Liquidation Date, each Fund’s shareholders may redeem their Fund’s shares pursuant to the procedures set forth in the prospectus under “Redeeming Shares,” as it may be supplemented. Contingent deferred sales charges will be waived in connection with any redemptions prior to the Liquidation Date. Shareholders who wish to avoid being liquidated out of their Fund altogether may also exchange their shares prior to the Liquidation Date for shares of another Invesco fund, subject to minimum investment account requirements and other restrictions on exchanges as described in the prospectus under “Exchanging Shares,” as it may be supplemented. Any such redemption or exchange of Fund shares for shares of another Invesco fund will generally be considered a taxable event for federal income tax purposes, except for exchanges in a tax-advantaged retirement plan or account. Shareholders who hold their shares in a Fund through a financial intermediary should contact their financial representative to discuss their options with respect to the liquidation and the distribution of such shareholders’ redemption proceeds.

The following information is added to the sections titled “Principal Risks of Investing in the Fund” and “Investment Objective(s), Strategies, Risks and Portfolio Holdings –- Risks” in the Summary and Statutory Prospectuses, respectively:
Cash/Cash Equivalents Risk. To the extent the Fund holds cash or cash equivalents rather than securities or other instruments in which it primarily invests, the Fund risks losing opportunities to participate in market appreciation and may experience potentially lower returns than the Fund’s benchmark or other funds that remain fully invested.